Property, Manufacturing Facility and Equipment (Detail 2) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cost	€ 24,625	€ 23,032
Accumulated Depreciation	17,044	15,583
Net book value	7,581	7,449
Land and Building [Member]
Cost	2,851	2,686
Accumulated Depreciation	1,644	1,559
Net book value	1,207	1,127
Other Capitalized Property Plant and Equipment [Member]
Cost	16,143	15,553
Accumulated Depreciation	12,329	11,352
Net book value	3,814	4,201
Industrial Equipment [Member]
Cost	1,798	1,765
Accumulated Depreciation	1,367	1,248
Net book value	431	517
Furniture and Fixtures [Member]
Cost	937	883
Accumulated Depreciation	628	571
Net book value	309	312
Leasehold Improvements [Member]
Cost	1,321	1,310
Accumulated Depreciation	725	553
Net book value	596	757
Internally Developed Software [Member]
Cost	765	750
Accumulated Depreciation	351	300
Net book value	414	450
Construction in Progress [Member]
Cost	810	85
Accumulated Depreciation	0	0
Net book value	€ 810	€ 85